Lease Liabilities	12 Months Ended
Jun. 30, 2022
Presentation of leases for lessee [abstract]
Lease Liabilities	LEASE LIABILITIES
The following table provides a reconciliation of lease liabilities for the year ended June 30, 2022 and June 30, 2021:

	June 30, 2022	June 30, 2021
Balance, beginning of year	$11,868	$10,136
Additions	1,330	3,314
Acquired (note 3)	2,484	—
Adjustments	(633)	—
Lease payments	(3,991)	(2,788)
Interest	450	552
Unrealized foreign exchange (gain) loss	(229)	654
Balance, end of year	11,279	11,868
Less: current portion	(4,069)	(2,908)
	$7,210	$8,960
The Company’s maturities of lease liabilities, for the years ended June 30, are as follows as at June 30, 2022:

2023	$4,405
2024	4,143
2025	2,456
2026	838
2027	96
$11,938